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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 65.4%
CONSUMER DISCRETIONARY 7.1%
Auto Components 0.4%
Delphi Automotive PLC	68,800	$5,231,552
Goodyear Tire & Rubber Co. (The)	15,300	448,749
Total		5,680,301
Automobiles 0.1%
Ford Motor Co.	106,300	1,442,491
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	21,100	1,048,670
Darden Restaurants, Inc.	163,700	11,219,998
Extended Stay America, Inc.	230,000	3,859,400
Total		16,128,068
Media 1.5%
Cinemark Holdings, Inc.	102,500	3,330,225
Comcast Corp., Class A	303,000	17,234,640
Walt Disney Co. (The)	6,500	664,300
Total		21,229,165
Multiline Retail 0.8%
Target Corp.	137,500	10,815,750
Specialty Retail 3.1%
Best Buy Co., Inc.	291,900	10,835,328
Home Depot, Inc. (The)	147,700	17,057,873
Lowe’s Companies, Inc.	132,400	9,125,008
Staples, Inc.	575,000	6,744,750
Total		43,762,959
TOTAL CONSUMER DISCRETIONARY		99,058,734
CONSUMER STAPLES 6.0%
Beverages 0.8%
Dr. Pepper Snapple Group, Inc.	55,300	4,371,465
PepsiCo, Inc.	80,000	7,544,000
Total		11,915,465
Food & Staples Retailing 2.0%
CVS Health Corp.	37,800	3,646,944
Kroger Co. (The)	385,200	13,894,164
SYSCO Corp.	140,000	5,455,800
Wal-Mart Stores, Inc.	76,500	4,960,260
Total		27,957,168
Food Products 0.8%
Archer-Daniels-Midland Co.	277,600	11,506,520

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 2.4%
Altria Group, Inc.	204,400	$11,119,360
Philip Morris International, Inc.	281,700	22,347,261
Total		33,466,621
TOTAL CONSUMER STAPLES		84,845,774
ENERGY 4.8%
Energy Equipment & Services 0.4%
Transocean Ltd.	397,800	5,139,576
Oil, Gas & Consumable Fuels 4.4%
BP PLC, ADR	215,000	6,570,400
Chevron Corp. (a)	113,400	8,944,992
ConocoPhillips	286,900	13,759,724
EOG Resources, Inc.	12,900	939,120
Exxon Mobil Corp.	180,500	13,420,175
Kinder Morgan, Inc.	175,000	4,844,000
Tesoro Corp.	7,200	700,128
Valero Energy Corp.	223,700	13,444,370
Total		62,622,909
TOTAL ENERGY		67,762,485
FINANCIALS 10.5%
Banks 3.7%
Citigroup, Inc.	326,900	16,217,509
Cullen/Frost Bankers, Inc.	117,500	7,470,650
JPMorgan Chase & Co.	313,900	19,138,483
Wells Fargo & Co.	175,000	8,986,250
Total		51,812,892
Capital Markets 1.0%
Ares Capital Corp.	500,000	7,240,000
BlackRock, Inc.	15,800	4,700,026
T. Rowe Price Group, Inc.	29,000	2,015,500
Total		13,955,526
Consumer Finance 0.7%
Capital One Financial Corp.	65,200	4,728,304
Navient Corp.	409,700	4,605,028
Total		9,333,332
Diversified Financial Services 1.2%
Moody’s Corp.	120,600	11,842,920
Voya Financial, Inc.	124,900	4,842,373
Total		16,685,293

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 1.9%
Aon PLC	82,200	$7,283,742
MetLife, Inc.	214,300	10,104,245
Prudential Financial, Inc.	123,900	9,442,419
Total		26,830,406
Real Estate Investment Trusts (REITs) 2.0%
Blackstone Mortgage Trust, Inc.	70,000	1,920,800
Crown Castle International Corp.	17,100	1,348,677
Digital Realty Trust, Inc.	41,200	2,691,184
General Growth Properties, Inc.	72,900	1,893,213
Simon Property Group, Inc.	71,700	13,172,724
Starwood Property Trust, Inc.	355,000	7,284,600
Total		28,311,198
TOTAL FINANCIALS		146,928,647
HEALTH CARE 9.5%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc. (b)	19,500	3,049,605
Alkermes PLC (b)	29,200	1,713,164
Biogen, Inc. (b)	11,400	3,326,634
BioMarin Pharmaceutical, Inc. (b)	13,700	1,442,884
Celgene Corp. (b)	45,000	4,867,650
Gilead Sciences, Inc.	108,900	10,692,891
Incyte Corp. (b)	17,000	1,875,610
Vertex Pharmaceuticals, Inc. (b)	31,400	3,269,996
Total		30,238,434
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	62,500	2,513,750
DENTSPLY International, Inc.	53,900	2,725,723
Medtronic PLC	110,000	7,363,400
Stryker Corp.	92,400	8,694,840
Total		21,297,713
Health Care Providers & Services 1.9%
AmerisourceBergen Corp.	111,800	10,619,882
Anthem, Inc.	24,200	3,388,000
Cardinal Health, Inc.	70,000	5,377,400
CIGNA Corp.	25,000	3,375,500
UnitedHealth Group, Inc.	35,300	4,095,153
Total		26,855,935
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	61,000	2,094,130
Pharmaceuticals 3.8%
Johnson & Johnson	224,000	20,910,400

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	278,300	$13,745,237
Pfizer, Inc.	575,809	18,086,161
Total		52,741,798
TOTAL HEALTH CARE		133,228,010
INDUSTRIALS 6.9%
Aerospace & Defense 2.7%
Boeing Co. (The)	105,700	13,841,415
General Dynamics Corp.	95,400	13,160,430
Lockheed Martin Corp.	37,500	7,774,125
Northrop Grumman Corp.	23,500	3,899,825
Total		38,675,795
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	99,600	6,750,888
United Parcel Service, Inc., Class B	97,900	9,661,751
Total		16,412,639
Airlines 0.6%
Delta Air Lines, Inc.	176,200	7,906,094
Electrical Equipment 0.5%
Rockwell Automation, Inc.	65,300	6,625,991
Industrial Conglomerates 1.3%
General Electric Co.	722,500	18,221,450
Professional Services 0.1%
Equifax, Inc.	13,000	1,263,340
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	99,000	7,391,340
TOTAL INDUSTRIALS		96,496,649
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.8%
Cisco Systems, Inc.	882,900	23,176,125
F5 Networks, Inc. (b)	20,700	2,397,060
Total		25,573,185
Internet Software & Services 1.8%
Equinix, Inc.	27,500	7,518,500
Facebook, Inc., Class A (b)	43,100	3,874,690
Google, Inc., Class A (b)	2,050	1,308,659

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
VeriSign, Inc. (b)	177,800	$12,545,568
Total		25,247,417
IT Services 1.6%
Automatic Data Processing, Inc.	95,000	7,634,200
MasterCard, Inc., Class A	167,700	15,113,124
Total		22,747,324
Semiconductors & Semiconductor Equipment 3.1%
Altera Corp.	120,000	6,009,600
Analog Devices, Inc.	70,000	3,948,700
Cypress Semiconductor Corp.	400,000	3,408,000
Intel Corp.	621,900	18,744,066
KLA-Tencor Corp.	75,000	3,750,000
NVIDIA Corp.	285,000	7,025,250
Total		42,885,616
Software 3.2%
Electronic Arts, Inc. (b)	200,700	13,597,425
Microsoft Corp.	285,900	12,653,934
Oracle Corp.	410,500	14,827,260
Red Hat, Inc. (b)	48,100	3,457,428
Total		44,536,047
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	286,950	31,650,585
TOTAL INFORMATION TECHNOLOGY		192,640,174
MATERIALS 1.8%
Chemicals 1.1%
Dow Chemical Co. (The)	182,500	7,738,000
LyondellBasell Industries NV, Class A	73,400	6,118,624
Mosaic Co. (The)	42,300	1,315,953
Total		15,172,577
Metals & Mining —%
Jaguar Mining, Inc. (b)	1,168,122	170,688
Paper & Forest Products 0.7%
International Paper Co.	244,900	9,254,771
TOTAL MATERIALS		24,598,036
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	230,000	7,493,400

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	395,600	$17,212,556
Total		24,705,956
TOTAL TELECOMMUNICATION SERVICES		24,705,956
UTILITIES 3.3%
Electric Utilities 1.3%
Entergy Corp.	157,700	10,266,270
Xcel Energy, Inc.	232,500	8,232,825
Total		18,499,095
Independent Power and Renewable Electricity Producers 0.2%
NRG Yield, Inc. Class A	140,000	1,561,000
NRG Yield, Inc. Class C	165,000	1,915,650
Total		3,476,650
Multi-Utilities 1.8%
Ameren Corp.	200,000	8,454,000
PG&E Corp.	80,000	4,224,000
Public Service Enterprise Group, Inc.	290,300	12,239,048
Total		24,917,048
TOTAL UTILITIES		46,892,793
Total Common Stocks (Cost: $890,615,403)		$917,157,258

Convertible Preferred Stocks 8.8%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.5%
Fiat Chrysler Automobiles NV, 7.875% (b)	57,500	6,820,650
TOTAL CONSUMER DISCRETIONARY		6,820,650
CONSUMER STAPLES 1.1%
Food Products 1.1%
Bunge Ltd., 4.875%	80,000	7,810,000
Tyson Foods, Inc., 4.750%	155,000	7,945,300
Total		15,755,300
TOTAL CONSUMER STAPLES		15,755,300
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Anadarko Petroleum Corp., 7.500%	80,000	2,994,400
Chesapeake Energy Corp., 5.750% (c)	13,000	5,135,000
Energy XXI Ltd., 5.625%	35,000	525,000

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp., 6.000% (c)	52,500	$177,975
Southwestern Energy Co., 6.250%	110,000	3,418,800
Total		12,251,175
TOTAL ENERGY		12,251,175
FINANCIALS 3.3%
Banks 0.9%
Bank of America Corp., 7.250%	7,000	7,539,000
Wells Fargo & Co., 7.500%	4,800	5,606,400
Total		13,145,400
Capital Markets 0.8%
AMG Capital Trust II, 5.150%	135,000	7,576,875
Cowen Group, Inc., 5.625% (c)	3,637	3,118,727
Total		10,695,602
Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc., 7.000%	275,000	7,425,000
American Tower Corp., 5.500%	75,000	7,217,250
Welltower, Inc., 6.500%	130,000	7,894,900
Total		22,537,150
TOTAL FINANCIALS		46,378,152
HEALTH CARE 1.2%
Health Care Equipment & Supplies 0.4%
Alere, Inc., 3.000%	17,500	5,712,613
Pharmaceuticals 0.8%
Allergan PLC, 5.500%	12,300	11,604,558
TOTAL HEALTH CARE		17,317,171
INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
SunEdison, Inc., 6.750% (b)	4,350	2,808,247
TOTAL INFORMATION TECHNOLOGY		2,808,247
MATERIALS 0.5%
Chemicals 0.2%
A. Schulman, Inc., 6.000%	3,900	3,469,128

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.3%
Alcoa, Inc., 5.375%	107,500	$3,590,500
TOTAL MATERIALS		7,059,628
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
Frontier Communications Corp., 11.125%	52,000	4,843,800
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 5.500%	55,000	3,798,300
TOTAL TELECOMMUNICATION SERVICES		8,642,100
UTILITIES 0.5%
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 3.943% (d)	115,000	6,684,950
TOTAL UTILITIES		6,684,950
Total Convertible Preferred Stocks (Cost: $147,083,214)		$123,717,373

Limited Partnerships 0.6%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Enviva Partners LP	130,000	1,625,000
TOTAL ENERGY		1,625,000
INDUSTRIALS 0.3%
Trading Companies & Distributors 0.3%
Fortress Transportation & Infrastructure Investors LLC	340,125	4,363,804
TOTAL INDUSTRIALS		4,363,804
UTILITIES 0.2%
Independent Power and Renewable Electricity Producers 0.2%
8Point3 Energy Partners LP (b)	285,000	3,023,850
TOTAL UTILITIES		3,023,850
Total Limited Partnerships (Cost: $13,791,020)		$9,012,654

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.9%
Aerospace & Defense 0.5%
ADS Tactical, Inc. (c)
04/01/18	11.000%	$7,400,000	$7,566,500
Banking 0.5%
Popular, Inc.
07/01/19	7.000%	8,000,000	7,600,000
Cable and Satellite 0.5%
CCO Safari II LLC (c)
10/23/45	6.484%	7,500,000	7,566,375
Chemicals 0.3%
A. Schulman, Inc. (c)
06/01/23	6.875%	4,000,000	3,770,000
Construction Machinery 0.5%
United Rentals North America, Inc.
11/15/24	5.750%	7,900,000	7,564,250
Diversified Manufacturing 1.1%
Gardner Denver, Inc. (c)
08/15/21	6.875%	8,900,000	7,876,500
Hamilton Sundstrand Corp. (c)
12/15/20	7.750%	8,850,000	7,677,375
Total			15,553,875
Food and Beverage 0.6%
Post Holdings, Inc. (c)
12/01/21	6.750%	7,957,000	7,957,000
Health Care 0.6%
Omnicare, Inc.
12/01/22	4.750%	7,373,000	7,962,840
Home Construction 0.6%
Taylor Morrison Communities, Inc./Monarch, Inc. (c)
04/15/21	5.250%	8,200,000	8,159,000
Independent Energy 0.6%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,599,000	1,329,825
Stone Energy Corp.
11/15/22	7.500%	11,600,001	7,192,000
Total			8,521,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure 0.6%
Live Nation Entertainment, Inc. (c)
06/15/22	5.375%	$7,998,000	$7,838,040
Lodging 0.3%
ESH Hospitality, Inc. (c)
05/01/25	5.250%	4,125,000	4,052,813
Media and Entertainment 0.5%
AMC Networks, Inc.
12/15/22	4.750%	8,000,000	7,540,000
Metals 0.5%
United States Steel Corp.
04/01/21	6.875%	8,650,000	6,660,500
Midstream 0.5%
Blue Racer Midstream LLC/Finance Corp. (c)
11/15/22	6.125%	7,850,000	7,457,500
Oil Field Services 0.5%
Transocean, Inc.
10/15/17	3.000%	4,400,000	3,982,000
03/15/18	6.000%	4,100,000	3,751,500
Total			7,733,500
Other Industry 0.6%
MasTec, Inc.
03/15/23	4.875%	9,800,000	8,085,000
Pharmaceuticals 0.3%
AMAG Pharmaceuticals, Inc. (c)
09/01/23	7.875%	4,000,000	3,830,000
Property & Casualty 0.6%
Radian Group, Inc.
06/15/20	5.250%	8,100,000	8,044,272
Retailers 0.7%
Rite Aid Corp.
02/15/27	7.700%	6,982,000	7,959,480
Rite Aid Corp. (c)
04/01/23	6.125%	1,481,000	1,469,892
Total			9,429,372

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.6%
Safeway, Inc.
02/01/31	7.250%	$8,112,000	$7,888,920
Technology 0.8%
Equinix, Inc.
01/01/25	5.750%	3,900,000	3,870,750
Micron Technology, Inc.
02/01/25	5.500%	8,500,000	7,798,750
Total			11,669,500
Wirelines 0.6%
Frontier Communications Corp.
01/15/25	6.875%	4,530,000	3,578,700
Frontier Communications Corp. (c)
09/15/25	11.000%	5,760,000	5,572,800
Total			9,151,500
Total Corporate Bonds & Notes (Cost: $200,426,869)			$181,602,582

Convertible Bonds 9.1%
Automotive 0.7%
Navistar International Corp.
10/15/18	4.500%	2,730,000	1,998,019
04/15/19	4.750%	10,959,000	7,623,354
Total			9,621,373
Building Materials 0.4%
Cemex SAB de CV (c)
03/15/20	3.720%	5,680,000	5,151,050
Health Care 0.2%
Fluidigm Corp.
02/01/34	2.750%	5,000,000	3,587,760
Independent Energy 0.1%
American Energy-Permian Basin LLC PIK (c)
05/01/22	8.000%	3,900,000	975,000
Endeavour International Corp. (e)
07/15/16	5.500%	4,400,000	8,250
Total			983,250
Oil Field Services 0.3%
Cobalt International Energy, Inc.
12/01/19	2.625%	5,700,000	4,046,430

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Financial Institutions 0.8%
Forest City Enterprises, Inc.
08/15/20	3.625%	$6,898,000	$7,139,430
Walter Investment Management Corp.
11/01/19	4.500%	4,900,000	3,558,625
Total			10,698,055
Other Industry 0.3%
General Cable Corp. (d)
11/15/29	4.500%	7,200,000	4,333,500
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	5,550,000	5,801,970
Extra Space Storage LP (c)
10/01/35	3.125%	5,600,000	5,638,500
RWT Holdings, Inc. (c)
11/15/19	5.625%	4,200,000	3,939,810
Starwood Waypoint Residential Trust
07/01/19	3.000%	2,000,000	1,897,500
Starwood Waypoint Residential Trust (c)
10/15/17	4.500%	1,900,000	1,931,958
Total			19,209,738
Pharmaceuticals 0.9%
ARIAD Pharmaceuticals, Inc. (c)
06/15/19	3.625%	3,300,000	3,227,951
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	10,000,000	7,586,000
Corsicanto Ltd.
01/15/32	3.500%	2,000,000	1,837,500
Total			12,651,451
Property & Casualty 0.5%
MGIC Investment Corp. (c)
04/01/63	9.000%	6,150,000	7,606,781
Refining 0.2%
Clean Energy Fuels Corp. (c)
10/01/18	5.250%	4,950,000	2,771,797
Retailers 0.5%
HeartWare International, Inc. (c)
12/15/21	1.750%	4,005,000	3,534,413
Iconix Brand Group, Inc.
06/01/16	2.500%	4,250,000	4,000,312
Total			7,534,725

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 2.2%
Ciena Corp. (c)
10/15/18	3.750%	$2,700,000	$3,383,721
Ctrip.com International Ltd. (c)
07/01/20	1.000%	4,000,000	3,634,720
Exelixis, Inc.
08/15/19	4.250%	4,600,000	5,551,625
Mentor Graphics Corp.
04/01/31	4.000%	4,400,000	5,546,750
SunEdison, Inc. (c)
06/01/25	3.375%	5,700,000	2,957,377
TiVo, Inc.
10/01/21	2.000%	4,000,000	3,457,880
j2 Global, Inc.
06/15/29	3.250%	5,000,000	5,931,250
Total			30,463,323
Tobacco 0.4%
Vector Group Ltd. (d)
01/15/19	2.500%	1,224,000	1,757,052
04/15/20	1.750%	3,600,000	3,900,024
Total			5,657,076
Wireless 0.2%
Gogo, Inc. (c)
03/01/20	3.750%	4,000,000	3,574,240
Total Convertible Bonds (Cost: $146,048,207)			$127,890,549

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.9%
Banking 0.9%
Citigroup Capital XIII (d)
10/30/40	7.875%	$310,000	$7,963,900
Synovus Financial Corp. (d)
12/31/49	7.875%	150,000	4,162,500
Total			12,126,400
Total Preferred Debt (Cost: $11,877,766)			$12,126,400

		Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.169% (f)(g)		6,926,984	$6,926,984
JPMorgan Prime Money Market Fund, 0.010% (f)		20,713,438	20,713,438
Total Money Market Funds (Cost: $27,640,422)			$27,640,422
Total Investments (Cost: $1,437,482,901) (h)			$1,399,147,238(i)
Other Assets & Liabilities, Net			3,800,137
Net Assets			$1,402,947,375

At September 30, 2015, securities totaling $709,920 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	10	USD	4,771,750	12/2015	—	(103,660)
S&P 500 FUTURE	5	USD	2,385,875	12/2015	—	(28,518)
Total			7,157,625		—	(132,178)

Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $137,552,815 or 9.80% of net assets.

(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $8,250, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2015.

(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,039,186	64,092,963	(63,205,165)	6,926,984	3,755	6,926,984

(h)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $1,437,483,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$100,074,000
Unrealized Depreciation	(138,410,000)
Net Unrealized Depreciation	$(38,336,000)

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	99,058,734	—	—	99,058,734
Consumer Staples	84,845,774	—	—	84,845,774
Energy	67,762,485	—	—	67,762,485
Financials	146,928,647	—	—	146,928,647
Health Care	133,228,010	—	—	133,228,010
Industrials	96,496,649	—	—	96,496,649
Information Technology	192,640,174	—	—	192,640,174
Materials	24,427,348	170,688	—	24,598,036
Telecommunication Services	24,705,956	—	—	24,705,956
Utilities	46,892,793	—	—	46,892,793
Total Common Stocks	916,986,570	170,688	—	917,157,258
Convertible Preferred Stocks
Consumer Discretionary	6,820,650	—	—	6,820,650
Consumer Staples	7,945,300	7,810,000	—	15,755,300
Energy	6,413,200	5,837,975	—	12,251,175
Financials	28,257,550	18,120,602	—	46,378,152
Health Care	17,317,171	—	—	17,317,171
Information Technology	—	2,808,247	—	2,808,247
Materials	3,590,500	3,469,128	—	7,059,628
Telecommunication Services	8,642,100	—	—	8,642,100
Utilities	—	6,684,950	—	6,684,950
Total Convertible Preferred Stocks	78,986,471	44,730,902	—	123,717,373
Limited Partnerships
Energy	1,625,000	—	—	1,625,000
Industrials	4,363,804	—	—	4,363,804
Utilities	3,023,850	—	—	3,023,850
Total Limited Partnerships	9,012,654	—	—	9,012,654
Corporate Bonds & Notes	—	181,602,582	—	181,602,582
Convertible Bonds	—	127,890,549	—	127,890,549
Preferred Debt	12,126,400	—	—	12,126,400
Money Market Funds	20,713,438	6,926,984	—	27,640,422
Total Investments	1,037,825,533	361,321,705	—	1,399,147,238

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Liabilities
Futures Contracts	(132,178)	—	—	(132,178)
Total	1,037,693,355	361,321,705	—	1,399,015,060

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,039,186	6,039,186	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2015